Commitments- Licenses and copyrights (Details) - Licenses and copyrights - CNY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Commitments
No later than 1 year	¥ 885	¥ 280
Later than 1 year and no later than 5 years	2,885	2
Total	¥ 3,770	¥ 282